Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€’000)	For the year ended
December 31, 2020
	Assets	Liabilities	Net
Intangibles assets	—	(1 826)	(1 826)
Tangible assets	—	(26)	(26)
Recoverable cash advances liability	1 067	—	1 067
Contingent consideration liability	3 881	—	3 881
Employee Benefits liability	154	—	154
Other temporary difference	—	(346)	(346)

Tax-losses carried forward	63 302	—	63 302
	—	—	—

Unrecognized Gross Deferred Tax assets/(liabilities)	68 405	(2 197)	66 208
Netting by tax entity	(2 174)	2 174	—
Unrecognized Net Deferred Tax assets/(liabilities)	66 231	(23)	66 208

Deferred tax assets and liabilities are detailed below by nature of temporary differences for the prior year:

	For the year ended
	December 31, 2019
(€’000)	Assets	Liabilities	Net
Intangibles assets	—	(894)	(894)
Tangible assets	—	(90)	(90)
Recoverable cash advances liability	1 056	—	1 056
Contingent consideration liability	6 189	—	6 189
Employee Benefits liability	100	—	100
Other temporary difference	—	(473)	(473)
Tax-losses carried forward	55 414	—	55 414
	—	—	—
Unrecognized Gross Deferred Tax assets/(liabilities)	62 758	(1 458)	61 300
Netting by tax entity	(1 365)	1 365	—
Unrecognized Net Deferred Tax assets/(liabilities)	61 393	(93)	61 300

Schedule of Unrecognized Deferred Tax Asset Balance Roll Forward
The change in the Group’s net deferred tax asset balance is detailed below:
UNRECOGNIZED DEFERRED TAX ASSET BALANCE ROLL FORWARD

(€’000)	For the year ended
	2020	2019	2018
Opening balance at January 1,	61 300	53 279	48 839
Temporary difference creation or reversal	(2 981)	(536)	5 734
Change in Tax-losses carried forward	8 064	8 556	(1 294)
Change in US tax rate applicable (23% > 21%)	(176)	—	—
Closing balance at December 31,	66 208	61 300	53 279